Consolidated Statements of Other Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of comprehensive income [abstract]
Net profit for the year	¥ 109,014	¥ 186,708	¥ 115,513
Items that will not be reclassified to profit or loss:
Changes in fair value of financial assets measured at fair value through other comprehensive income	6,000	0	0
Remeasurement gain (loss) of defined benefit plans	(11,665)	724	15,554
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(5,665)	724	15,554
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	34,639	46,611	(51,820)
Net changes on revaluation of available-for-sale financial assets	0	4,714	9,521
Cash flow hedges	(33,793)	1,919	4,634
Hedging cost	(4,909)	1,606	(222)
Share of other comprehensive income (loss) of investments accounted for using the equity method	(94)	382	(38)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(4,157)	55,232	(37,925)
Other comprehensive income (loss) for the year, net of tax	(9,822)	55,956	(22,371)
Comprehensive income (loss) for the year	99,192	242,664	93,142
Attributable to:
Owners of the Company	99,456	242,444	93,552
Non-controlling interests	(264)	220	(410)
Comprehensive income (loss) for the year	¥ 99,192	¥ 242,664	¥ 93,142